Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	12 Months Ended
Dec. 31, 2022
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

44. Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

The breakdown of Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) is as follows:

	2020	2021	2022

Gains:
On disposal of tangible assets	6	57	4

	6	57	4